PENSION AND OTHER POSTRETIREMENT BENEFITS - Reconciliation For Assets Measure At Fair Value Using Level 3 (Details) - Int'l - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Reconciliation of Level 3 assets
Impact of changes in foreign currency exchange rates	$ (25.3)	$ 71.1
Significant Other Unobservable Inputs (Level 3) | Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the year		$ 35.7
Net realized and unrealized gain	1.0
Purchases	5.9
Settlements	(5.0)
Transfers	0.1
Impact of changes in foreign currency exchange rates	(0.8)
Balance at the end of the year	$ 36.9